Multiemployer Pension Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Multiemployer Pension Plan Disclosure [Line Items]
Contributions of the Company	$ 3,600,000		$ 3,300,000		$ 3,300,000
5% threshold percentage of Company contribution to total multi-employer pension plan contributions	5.00%		5.00%		5.00%
Minimum
Multiemployer Pension Plan Disclosure [Line Items]
Green zone status percent funded threshold	80.00%
Maximum
Multiemployer Pension Plan Disclosure [Line Items]
Red zone status percent funded threshold	65.00%
Yellow zone status percent funded threshold	80.00%
Multiemployer Pension Plans | Minimum
Multiemployer Pension Plan Disclosure [Line Items]
Estimated annual contribution to pension and other postretirement benefit plans	2,000,000
Multiemployer Pension Plans | Maximum
Multiemployer Pension Plan Disclosure [Line Items]
Estimated annual contribution to pension and other postretirement benefit plans	4,000,000
USW Plan
Multiemployer Pension Plan Disclosure [Line Items]
Contributions of the Company	2,600,000	[1]	2,400,000	[1]	2,300,000	[1]
Number of collective-bargaining agreements	3
Monthly contributions per hour worked by each bargaining unit employee	1.00
USW Plan | Newark, Ohio and Spokane, Washington Facilities
Multiemployer Pension Plan Disclosure [Line Items]
Percentage of employees covered by bargaining agreement	80.00%
USW Plan | Newark, Ohio and Spokane, Washington Facilities | Starting July 2010 Until July 2015
Multiemployer Pension Plan Disclosure [Line Items]
Monthly contributions per hour worked by each bargaining unit employee	1.25
USW Plan | Newark, Ohio and Spokane, Washington Facilities | Starting July 2015
Multiemployer Pension Plan Disclosure [Line Items]
Monthly contributions per hour worked by each bargaining unit employee	1.50
USW Plan | Bellwood, Virginia Facility
Multiemployer Pension Plan Disclosure [Line Items]
Percentage of employees covered by bargaining agreement	14.00%
USW Plan | Florence, Alabama Facility
Multiemployer Pension Plan Disclosure [Line Items]
Percentage of employees covered by bargaining agreement	6.00%
Monthly contributions per hour worked by each bargaining unit employee	1.25
USW Plan | Chandler, Arizona (Tube) and Kalamazoo, Michigan Facilities
Multiemployer Pension Plan Disclosure [Line Items]
Number of collective-bargaining agreements	2
IAM Plan
Multiemployer Pension Plan Disclosure [Line Items]
Contributions of the Company	300,000	[2]	300,000	[2]	400,000	[2]
Number of collective-bargaining agreements	2
Monthly contributions per hour worked by each bargaining unit employee	1.00
IAM Plan | Bellwood, Virginia Facility
Multiemployer Pension Plan Disclosure [Line Items]
Percentage of employees covered by bargaining agreement	11.00%
IAM Plan | Sherman, Texas Facility
Multiemployer Pension Plan Disclosure [Line Items]
Percentage of employees covered by bargaining agreement	89.00%
Teamsters Plan
Multiemployer Pension Plan Disclosure [Line Items]
Contributions of the Company	300,000	[3]	200,000	[3]	300,000	[3]
Teamsters Plan | Los Angeles, California Facility
Multiemployer Pension Plan Disclosure [Line Items]
Monthly contributions per hour worked by each bargaining unit employee	1.00
Canada Wide Industrial Pension Plan
Multiemployer Pension Plan Disclosure [Line Items]
Contributions of the Company	400,000	[4]	400,000	[4]	300,000	[4]
Canada Wide Industrial Pension Plan | London, Ontario Facility
Multiemployer Pension Plan Disclosure [Line Items]
Monthly contributions per hour worked by each bargaining unit employee	$ 1.15

[1]	The Company is party to three collective-bargaining agreements that require contributions to the Steelworkers Pension Trust. Current union contracts covering employees at the Newark, Ohio and Spokane, Washington facilities, Florence, Alabama facility and Richmond (Bellwood), Virginia facility expire in September 2015, March 2014 and November 2014, respectively. Of the three, the union contract covering employees at the Newark, Ohio and Spokane, Washington facilities is more significant because 80% of the Company's USW-represented employees are covered by that agreement. The union contracts covering employees at the Bellwood, Virginia facility and Florence, Alabama facility cover 14% and 6% of the Company's USW-related employees, respectively. The Company makes monthly contributions of (in whole dollars) $1.00 per hour worked by each bargaining unit employee to the Steelworkers Pension Trust except that (i) the monthly contributions per hour worked by each bargaining unit employee at the Company’s Newark, Ohio and Spokane, Washington facilities increased to (in whole dollars) $1.25 starting July 2010 and will increase to (in whole dollars) $1.50 in July 2015 and (ii) monthly contributions per hour worked by each bargaining unit employee at at the Florence, Alabama facility are (in whole dollars) $1.25 per hour. The Company is also party to two other collective-bargaining agreements covering employees at the Chandler, Arizona (Tube) and Kalamazoo, Michigan facilities. However, these agreements do not require contributions from the Company to the Steelworkers Pension Trust because the employees at these facilities are covered under the Company's defined contribution 401(k) savings plan.
[2]	The Company is party to two significant collective-bargaining agreements that require contributions to the National Pension Plan. Current union contracts covering employees at the Richmond (Bellwood), Virginia, and Sherman, Texas facilities expire in November 2014 and December 2013, respectively. Of the two, the union contract covering employees at the Sherman, Texas facility is more significant because 89% of the Company's IAM-represented employees are covered by that agreement. The union contract covering employees at the Richmond (Bellwood), Virginia facility covers 11% of the Company's IAM-represented employees. The Company makes monthly contributions of (in whole dollars) $1.00 per hour worked by each bargaining unit employee to the National Pension Plan.
[3]	The Company makes monthly contributions of (in whole dollars) $1.00 per hour worked by each bargaining unit employee at the Los Angeles, California facility to the Western Conference of Teamsters Pension Plan.
[4]	The Company makes monthly contributions of (in whole dollars) $1.15 per hour worked by each bargaining unit employee at the London, Ontario facility to the Canada Wide Industrial Pension Plan. Information relating to the Pension Protection Act zone status, FIP/RIP status and surcharge imposed are not applicable to this plan because it is a Canadian plan that does not follow the same regulations as plans that are U.S. based.